Copeland Trust

Copeland International Risk Managed Dividend Growth Fund and Copeland Risk Managed Dividend Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for Copeland International Risk Managed Dividend Growth Fund and the Copeland Risk Managed Dividend Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 2, 2015 SEC Accession No. 001580642-15-001517.

EXHIBIT INDEX

EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX - 101. CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101. DEF	XBRL Taxonomy Extension Definition Linkbase
EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase